Shareholders’ Equity (Tables)	12 Months Ended
Mar. 31, 2024
Shareholders’ Equity [Abstract]
Schedule of Warrants Issued was Estimated by Using the Black-Scholes Model	The fair value of the warrants issued was estimated by using the Black-Scholes model with the following assumptions:
Terms of warrants	5 years
Expected average volatility	213.65% - 217.19%
Expected dividend yield	-
Risk-free interest rate	4.34% - 4.36%

Schedule of Stock Warrant Activities	A summary of stock warrant activities is as below:
	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding and exercisable at beginning of the period	1,121,538,480	$0.33
Issued during the period	-	-
Exercised during the period	-	-
Cancelled or expired during the period	-	-
Outstanding and exercisable at end of the period	1,121,538,480	$0.33